Deferred Contract Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of deferred contract costs
Installations and conversions in progress	$ 17.9	$ 10.9
Installations and conversions completed, net	90.8	107.9
Sales commissions and other, net	104.5	88.0
Total deferred contract costs	213.2	206.8
Amortization of deferred contract costs	$ 71.5	$ 66.6	$ 73.0